Auditors' remuneration (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors' Remuneration By Services [Line Items]
Audit of the Group's annual accounts		£ 14	£ 11	£ 14
Total Auditors' remuneration		31	48	49
Subsidiaries [member]
Auditors' Remuneration By Services [Line Items]
Audit of the Group's annual accounts	[1]	10	27	27
Other audit related fees [member]
Auditors' Remuneration By Services [Line Items]
Audit of the Group's annual accounts	[2]	6	8	4
Other services [member]
Auditors' Remuneration By Services [Line Items]
Other services	[3]	£ 1	£ 2	£ 4

[1]

Comprises the fees for the statutory audit of the subsidiaries both inside and outside UK and fees for the work performed by associates of KPMG in respect of the consolidated financial statements of the Company.

[2]

Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.

[3]	Includes consultation on tax matters, tax advice rela ting to transactions a nd other tax planning and advice in 2016 .